Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income —The following table presents the changes in the components of accumulated other comprehensive income (loss).

		Net Actuarial		Accumulated
	Cumulative	Loss and		Other
	Translation	Prior		Comprehensive
	Adjustments	Service Cost		Loss
At December 31, 2014	$157	$(892)		$(735)
Other comprehensive loss before reclassifications	(5)	(66)		(71)
Reclassifications to net earnings	—	36	(a)	36
Other comprehensive loss	(5)	(30)		(35)
At December 31, 2015	152	(922)		(770)
Other comprehensive loss before reclassifications	(1)	(165)		(166)
Reclassifications to net earnings	—	169	(a)	169
Other comprehensive income (loss)	(1)	4		3
At December 31, 2016	151	(918)		(767)
Other comprehensive income (loss) before reclassifications	6	(173)		(167)
Reclassifications to net earnings	2	270	(a)	272
Other comprehensive income	8	97		105
At December 31, 2017	$159	$(821)		$(662)
(a) Reflects amortization of net actuarial losseswhich includes the accelerated recognition of a portion of the unamortized actuarial losses as a result of pension settlements for the years ended December 31, 2017 and 2016 (See Note 15).